Equity - Schedule of Shareholder's Composition (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	101,017,081,114	101,017,081,114	101,017,081,114
% of Equity Holding Total	100.00%	100.00%
LQ Inversiones Financieras S.A. [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	46,815,289,329	46,815,289,329
% of Equity Holding Total	46.344%	46.344%
Banco de Chile on behalf of State Street [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	6,125,765,969	5,912,541,950
% of Equity Holding Total	6.064%	5.853%
Banchile Corredores de Bolsa S.A. [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	5,123,539,720
% of Equity Holding Total	5.072%
Banco Santander on behalf of foreign investors [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	5,080,833,862	5,218,796,247
% of Equity Holding Total	5.03%	5.166%
Inversiones LQ-SM Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	4,854,988,014	4,854,988,014
% of Equity Holding Total	4.806%	4.806%
JP Morgan Chase Bank [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	3,041,703,508	1,540,646,308
% of Equity Holding Total	3.011%	1.525%
Banco de Chile on behalf of non-resident third parties [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	2,666,777,747	4,366,453,313
% of Equity Holding Total	2.64%	4.322%
Banco Santander Chile [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,941,976,163	1,036,254,726
% of Equity Holding Total	1.922%	1.026%
Ever Chile SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,888,369,814	1,888,369,814
% of Equity Holding Total	1.869%	1.869%
Ever 1 BAE SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,166,584,950	1,166,584,950
% of Equity Holding Total	1.155%	1.155%
Larraín Vial S.A. Corredora de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,042,343,304	1,031,817,268
% of Equity Holding Total	1.032%	1.021%
Banco de Chile on behalf of Citibank New York [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,038,850,995	1,928,215,358
% of Equity Holding Total	1.028%	1.909%
BCI Corredores de Bolsa S.A.[Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	989,711,426	560,782,315
% of Equity Holding Total	0.98%	0.555%
Inversiones Avenida Borgoño Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	728,439,279
% of Equity Holding Total	0.721%
Santander Corredores de Bolsa Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	581,788,686	477,871,060
% of Equity Holding Total	0.576%	0.473%
A.F.P Habitat S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	527,598,687	599,181,211
% of Equity Holding Total	0.522%	0.593%
Valores Security S.A. Corredores de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	516,192,449	516,827,332
% of Equity Holding Total	0.511%	0.512%
A.F.P Cuprum S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	492,665,765	486,057,153
% of Equity Holding Total	0.488%	0.481%
Inversiones CDP SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	487,744,912	487,744,912
% of Equity Holding Total	0.483%	0.483%
BTG Pactual Chile S.A. Corredores de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	463,503,644	456,328,957
% of Equity Holding Total	0.459%	0.452%
Subtotal [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	85,574,668,223	85,628,424,146
% of Equity Holding Total	84.713%	84.766%
Others shareholders [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	15,442,412,891	15,388,656,968
% of Equity Holding Total	15.287%	15.234%
Banchile Corredores de Bolsa S.A. on behalf of third parties [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total		5,093,108,613
% of Equity Holding Total		5.042%
Inversiones Avenida Borgoño SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total		1,190,565,316
% of Equity Holding Total		1.179%